Property, Equipment and Leasehold Improvement, Net - Summary of Property Plant and Equipment (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 72,871		¥ 53,315
Less: accumulated depreciation	(38,353)		(20,928)
Property, equipment and leasehold improvement , net	34,518	$ 5,290	32,387
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	65,352		46,478
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,530		1,382
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	597		989
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 5,392		¥ 4,466